Employee Retirement and Other Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended			12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Dec. 31, 2013 Installment	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Number of highest salary consecutive year				5 years
Number of years of service by employee				15 years
Defined contribution plans expense				$ 60	$ 32	$ 13
Negative plan amendment service cost						91
Gain as a result of actual claim incurred by the covered retirees and retiree						21
Unrecognized actuarial net losses are expected to be amortized into expense				108
Prior service credits are expected to be amortized as a reduction				11
Weighted-average target asset allocations for plan assets, Fixed Income				46.00%
Weighted-average target asset allocations for plan assets, Equity				29.00%
Weighted-average target asset allocations for plan assets, Alternative Investments				23.00%
Weighted-average target asset allocations for plan assets, Other Investments				2.00%
Receivables from Diamler to fund pension plan				600
Receivable installment	200	200	200
Number of annual receivable installments				3
U. S. Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected discretionary contributions				833
Unfunded Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected discretionary contributions				58
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Negative plan amendment service cost				1	7
Expected discretionary contributions				178
United States [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Annual rate of increase in the per capita cost				6.75%
Canada [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Annual rate of increase in the per capita cost				3.33%
Discretionary Contributions [Member] | U. S. Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected discretionary contributions				790
Mandatory Contributions [Member] | U. S. Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected mandatory contributions				$ 43
Scenario, Forecast [Member] | United States [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Annual rate of increase in the per capita cost				5.00%
Scenario, Forecast [Member] | Canada [Member] | OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Annual rate of increase in the per capita cost				3.62%
VEBA Settlement Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Payment period of claims				24 months